Income Taxes - Schedule of Unused Federal Investment Tax Credits (Details)	Mar. 31, 2023 USD ($)
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 1,675,089
2024
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	55,418
2025
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	39,901
2026
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	67,240
2027
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	107,141
2028
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	47,290
2029
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	104,185
2030
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	165,514
2031
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	199,503
2032
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	116,007
2033
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	96,057
2034
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	87,190
2035
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	216,498
2036
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	155,169
2037
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	117,485
2038
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	46,551
2039
Tax Credit Carryforward [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 53,940